UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Courtney R. Taylor

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2014

American Funds Mortgage Fund seeks to provide current income and preserve capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	–3.93%	0.92%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.64% for Class A shares as of the prospectus dated November 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

The mortgage market showed resiliency during an uncertain time for bonds.

Fellow investors:

Mortgage-backed securities showed resiliency in the face of an uncertain market during the first six months of American Funds Mortgage Fund’s fiscal year, helping the fund achieve positive returns.

For the period ended February 28, 2014, the fund recorded a total return of 2.66%, with all dividends reinvested. This figure reflects dividends totaling just over 7 cents per share. No capital gains were distributed.

By way of comparison, the unmanaged Barclays U.S. Mortgage Backed Securities Index, which has no expenses, gained 2.92%. The fund’s peer group, the Lipper U.S. Mortgage Funds Average, climbed 2.79%. The Lipper GNMA Funds Average, another peer measure, rose 2.86%.

Results at a glance

For periods ended February 28, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	2.66%	0.10%	3.08%	2.20%
Barclays U.S. Mortgage Backed Securities Index*	2.92	0.64	2.97	2.53
Lipper U.S. Mortgage Funds Average	2.79	0.33	3.27	2.81
Lipper GNMA Funds Average	2.86	–0.61	2.55	2.18

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Mortgage Fund	1

The dividend payments resulted in an income return of 0.73% for investors reinvesting dividends and 0.72% for those taking them in cash.

Market overview

The nation’s economy continued to advance during the half-year period, particularly last autumn, which saw strong growth coupled with a decrease in unemployment numbers. These improvements have moderated in recent months, however. This may be due to the effects of difficult winter weather in much of the nation. Inflation remained low.

The bond markets saw some volatility, due in part to the activities of both the federal government and Federal Reserve. The government shutdown in October prompted bond yields to decline as investors opted for bonds over equities. Most investors had expected the Federal Reserve to begin reducing its regular purchases of mortgage-backed securities in September. Instead, the announcement came in December, and reductions began in January.

Overseas, emerging markets bonds recovered from their decline in early summer, but were then affected by growing concerns over the strength of economic activity in China and other nations.

Despite these broad market fluctuations, mortgage-backed securities (MBS) held up well during the period. A slowdown in the growth of the housing market — due in large part to the rise in mortgage rates over the summer — kept supply of new securities in check. The mortgage market has adapted to this recent slowdown in economic growth with minimal disruption.

The fund’s response

The bulk of the fund’s holdings consisted of government-sponsored MBS issued by Fannie Mae, Freddie Mac and Ginnie Mae. The portfolio held fewer Ginnie Mae mortgages than it has in previous time frames, which detracted slightly from returns as these securities generally fared better over the latter half of the period. The fund kept 10.9% of its assets in cash and short-term securities as a hedge against a rise in rates, something that did not meaningfully occur over the six months.

The fund diversifies through a number of other holdings besides guaranteed single-family mortgages. A small percentage of the portfolio consists of guaranteed multifamily securities, which tend to carry less prepayment risk, as well as high-quality covered bonds from overseas mortgage security issuers. The fund also holds a small percentage of inflation-linked Treasuries.

Going forward

At this point, we do not forecast a significant increase in interest rates until the economy is able to maintain steadier, more robust growth. At that time, we believe

2	American Funds Mortgage Fund

MBS valuations will become more attractive, and we plan to take advantage of that as the market allows. We do not expect bond yields to rise to pre-2008 levels during this economic cycle.

We continue to monitor the political situation in Washington, D.C. and the movements of the Federal Reserve. We should note that, based on close analysis, we opted not to make major changes in the portfolio in reaction to the government shutdown. Certainly, both national and international political developments can have an impact on the bond markets; we rely on our experience and global macroeconomic and political research to inform our investment decisions in these instances.

Currently, there is an effort underway to reform the government-sponsored enterprises that help guarantee and regulate the mortgage market. Major changes to the mortgage finance system obviously would have an impact on all mortgage investors, including the fund. We believe the fund is structured in a way that will allow for flexibility if and when such changes occur. While we feel it is unlikely that meaningful mortgage market reform will take place this year, we continue to follow the situation closely.

We are grateful you have invested in the fund and look forward to reporting to you again in six months.

Cordially,

John H. Smet
President

April 15, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.49%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.12%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 28, 2014	unaudited

Investment mix by security type	Percent of net assets

Breakdown of mortgage-backed obligations	Percent of net assets
30-year pass-throughs:
Fannie Mae	27.2%
Ginnie Mae	13.1
Freddie Mac	9.1	49.4%
15-year pass-throughs		3.0
Other		12.4
Total		64.8%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	23.2%
Aaa/AAA	65.8
Aa/AA	0.1
Short-term securities & other assets less liabilities	10.9

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 89.11%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations 64.83%
Federal agency mortgage-backed obligations[1] 58.46%
Fannie Mae:
2.50% 2028	$4,996	$5,029
3.00% 2028	12,888	13,377
3.00% 2042	28,610	27,880
3.50% 2042	4,914	4,991
3.00% 2043	23,592	22,990
3.00% 2043	22,914	22,329
3.00% 2043	12,761	12,435
3.00% 2043	9,957	9,703
3.00% 2043	7,978	7,774	31.85%
3.50% 2043	13,192	13,412
4.00% 2043	9,894	10,286
4.00% 2043	8,771	9,235
4.00% 2043	7,914	8,331
3.00% 2044	8,000	7,773
3.50% 2044	19,200	19,467
4.50% 2044	13,800	14,824
2.275%–5.50% 2017–2053[2]	65,523	65,389
Government National Mortgage Assn.:
6.00% 2039	12,366	14,033
3.50% 2040[2]	8,925	9,382
5.50% 2040	11,418	12,905
5.00% 2041	7,372	8,116	15.75
4.00% 2043	6,069	6,447
4.50% 2043	13,636	14,838
2.75%–6.50% 2032–2063	65,917	70,315
Freddie Mac:
2.351% 2043[2]	8,749	8,638
3.00% 2043	28,147	27,366
3.00% 2043	12,954	12,594
4.00% 2043	11,814	12,417	10.79
4.00% 2043	6,202	6,504
2.566%–6.00% 2026–2043[2]	24,215	25,694
Other securities		609	.07
		505,083	58.46
Other 6.37%
Other securities		55,076	6.37

Total mortgage-backed obligations		560,159	64.83

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 12.10%
U.S. Treasury 8.26%
2.375% 2020	$9,950	$10,135
2.50% 2023[4]	5,000	4,960
2.75% 2023	34,400	34,754
2.875% 2043	6,100	5,289	8.26%
3.625% 2043	12,000	12,078
3.75% 2043	4,000	4,119
		71,335	8.26

U.S. Treasury inflation-protected securities[3] 3.84%
0.50% 2015	12,905	13,233
0.125% 2022	2,300	2,281
0.125% 2023	5,270	5,156	3.84
1.375% 2044	12,345	12,545
		33,215	3.84

Total U.S. Treasury bonds & notes		104,550	12.10

Federal agency bonds & notes 11.11%
Freddie Mac:
0.375% 2014	5,850	5,851
Series KF02, Class A3, multifamily 0.798% 2020[1,2]	7,614	7,645
Series K031, Class A2, multifamily 3.30% 2023[1,2]	7,596	7,745	7.14
0.548%–3.531% 2016–2023[1,2]	40,317	40,470
Fannie Mae:
0.375% 2016	10,400	10,384
Series 2014-M-1, multifamily 2.323% 2018[1,2]	12,000	12,290	3.48
0.478%–3.513% 2015–2023[1,2]	7,351	7,390
Federal Home Loan Bank 5.50% 2036	300	366	.05
Other securities		3,818	.44
		95,959	11.11

Municipals 1.07%
Other securities		9,268	1.07

Total bonds, notes & other debt instruments (cost: $760,342,000)		769,936	89.11

6	American Funds Mortgage Fund

Short-term securities 14.75%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.064%–0.13% due 3/19–11/14/2014	$30,500	$30,492	3.53%
Wal-Mart Stores, Inc. 0.05% due 3/18–3/24/2014[5]	23,000	22,999	2.66
Emerson Electric Co. 0.08%–0.11% due 3/20–5/16/2014[5]	19,300	19,297	2.23
PepsiCo Inc. 0.05% due 3/13/2014[5]	11,800	11,800	1.37
Google Inc. 0.07% due 3/11/2014[5]	8,500	8,500	.98
Cisco Systems, Inc. 0.07% due 3/20/2014[5]	7,400	7,399	.86
Medtronic Inc. 0.10% due 3/6/2014[5]	7,200	7,200	.83
Coca-Cola Co. 0.11% due 3/21/2014[5]	7,000	7,000	.81
Parker-Hannifin Corp. 0.06% due 4/8/2014[5]	6,500	6,499	.75
Chevron Corp. 0.07% due 4/16/2014[5]	6,300	6,299	.73

Total short-term securities (cost: $127,485,000)		127,485	14.75
Total investment securities (cost: $887,827,000)		897,421	103.86
Other assets less liabilities		(33,361)	(3.86)

Net assets		$864,060	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Mortgage Fund	7

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $54,638,000 over the prior eight-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2014 (000)
Pay	3-month USD-LIBOR	0.715%	12/13/2016	$10,000	$(2)
Pay	3-month USD-LIBOR	0.75	12/18/2016	13,000	8
Pay	3-month USD-LIBOR	0.69125	12/20/2016	15,000	(16)
Receive	3-month USD-LIBOR	1.039	11/26/2017	2,400	7
Receive	3-month USD-LIBOR	1.5125	7/22/2018	10,000	(61)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	10,000	(83)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	2,500	(19)
Receive	3-month USD-LIBOR	1.8375	1/13/2019	25,000	(336)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(6)
Pay	3-month USD-LIBOR	3.06625	1/13/2024	6,000	173
Pay	3-month USD-LIBOR	2.9445	1/21/2024	4,000	71
Receive	3-month USD-LIBOR	3.802	12/18/2043	2,000	(88)
					$(352)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $936,000, which represented .11% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $125,244,000, which represented 14.49% of the net assets of the fund.

See Notes to Financial Statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $887,827)		$897,421
Cash		72
Receivables for:
Sales of investments	$10,916
Sales of fund’s shares	2,186
Interest	2,450	15,552
		913,045
Liabilities:
Payables for:
Purchases of investments	48,185
Repurchases of fund’s shares	370
Dividends on fund’s shares	11
Investment advisory services	182
Services provided by related parties	138
Trustees’ deferred compensation	1
Variation margin on interest rate swaps	65
Other	33	48,985
Net assets at February 28, 2014		$864,060

Net assets consist of:
Capital paid in on shares of beneficial interest		$863,771
Distributions in excess of net investment income		(1,210)
Accumulated net realized loss		(7,743)
Net unrealized appreciation		9,242
Net assets at February 28, 2014		$864,060

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (86,124 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$135,544	13,509	$10.03
Class B	633	63	10.02
Class C	15,682	1,566	10.02
Class F-1	5,941	592	10.03
Class F-2	8,275	825	10.04
Class 529-A	10,594	1,056	10.03
Class 529-B	156	16	10.01
Class 529-C	4,468	446	10.01
Class 529-E	1,594	159	10.03
Class 529-F-1	4,343	433	10.03
Class R-1	337	34	10.02
Class R-2	1,643	164	10.02
Class R-3	1,741	174	10.03
Class R-4	1,298	129	10.03
Class R-5	4,879	486	10.03
Class R-6	666,932	66,472	10.03

See Notes to Financial Statements

American Funds Mortgage Fund	9

Statement of operations	unaudited
for the six months ended February 28, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$7,326
Fees and expenses*:
Investment advisory services	$1,084
Distribution services	306
Transfer agent services	180
Administrative services	169
Reports to shareholders	24
Registration statement and prospectus	172
Trustees’ compensation	3
Auditing and legal	4
Custodian	1
Other	58	2,001
Net investment income		5,325

Net realized gain and unrealized appreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	3,453
Interest rate swaps	(159)	3,294
Net unrealized appreciation (depreciation) on:
Investments	14,235
Interest rate swaps	(577)	13,658
Net realized gain and unrealized appreciation on investments and interest rate swaps		16,952

Net increase in net assets resulting from operations		$22,277

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Funds Mortgage Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2014*	2013
Operations:
Net investment income (loss)	$5,325	$(156)
Net realized gain (loss) on investments and interest rate swaps	3,294	(2,542)
Net unrealized appreciation (depreciation) on investments and interest rate swaps	13,658	(16,838)
Net increase (decrease) in net assets resulting from operations	22,277	(19,536)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(6,548)	(6,534)
Distributions from net realized gain on investments	—	(9,088)
Total dividends and distributions paid or accrued to shareholders	(6,548)	(15,622)

Net capital share transactions	53,619	202,253

Total increase in net assets	69,348	167,095

Net assets:
Beginning of period	794,712	627,617
End of period (including distributions in excess of and undistributed net investment income: $(1,210) and $13, respectively)	$864,060	$794,712

*Unaudited.

See Notes to Financial Statements

American Funds Mortgage Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preserve capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Mortgage Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Mortgage Fund	13

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to,financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are

14	American Funds Mortgage Fund

reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2014, all of the fund’s investments were classified as Level 2.

American Funds Mortgage Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem,call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

16	American Funds Mortgage Fund

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued

American Funds Mortgage Fund	17

interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2014 (dollars in thousands):

	Asset		Liability
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Interest rate swaps	Variation margin on interest rate swaps	$—	Variation margin on interest rate swaps	$65

	Net realized loss		Net unrealized depreciation
	Location on statement		Location on statement of
Contract	of operations	Value	operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(159)	Net unrealized depreciation on interest rate swaps	$(577)

Collateral — The fund has entered into a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

18	American Funds Mortgage Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2013, the fund had tax basis undistributed ordinary income of $88,000 and post-October capital loss deferral of $10,793,000.

As of February 28, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$12,151
Gross unrealized depreciation on investment securities	(2,748)
Net unrealized appreciation on investment securities	9,403
Cost of investment securities	888,018

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2014			Year ended August 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$1,089	$—	$1,089	$3,202	$1,062	$4,264
Class B	2	—	2	13	7	20
Class C	55	—	55	267	154	421
Class F-1	44	—	44	168	58	226
Class F-2	69	—	69	797	286	1,083
Class 529-A	73	—	73	145	49	194
Class 529-B	1	—	1	4	3	7
Class 529-C	18	—	18	69	40	109
Class 529-E	8	—	8	10	3	13
Class 529-F-1	30	—	30	33	6	39
Class R-1	6	—	6	26	12	38
Class R-2	8	—	8	26	12	38
Class R-3	13	—	13	33	12	45
Class R-4	11	—	11	24	8	32
Class R-5	42	—	42	149	44	193
Class R-6	5,079	—	5,079	7,204	1,696	8,900
Total	$6,548	$—	$6,548	$12,170	$3,452	$15,622

American Funds Mortgage Fund	19

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2014, the investment advisory services fee was $1,084,000, which was equivalent to an annualized rate of 0.272% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

20	American Funds Mortgage Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended February 28, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$140		$128		$8		Not applicable
Class B	4		1		Not applicable		Not applicable
Class C	96		17		5		Not applicable
Class F-1	7		4		2		Not applicable
Class F-2	Not applicable		4		2		Not applicable
Class 529-A	10		8		3		$6
Class 529-B	2		—	*	—	*	—	*
Class 529-C	34		5		2		3
Class 529-E	4		1		—	*	1
Class 529-F-1	—		3		1		2
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	5		5		1		Not applicable
Class R-3	3		2		—	*	Not applicable
Class R-4	1		1		—	*	Not applicable
Class R-5	Not applicable		1		1		Not applicable
Class R-6	Not applicable		—	*	144		Not applicable
Total class-specific expenses	$306		$180		$169		$12

*	Amount less than one thousand.

American Funds Mortgage Fund	21

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of dividends			Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2014

Class A	$14,744	1,481		$987	98		$(56,736)	(5,711)	$(41,005)	(4,132)
Class B	34	4		2	—	†	(277)	(28)	(241)	(24)
Class C	2,302	231		52	5		(11,914)	(1,201)	(9,560)	(965)
Class F-1	1,117	113		43	4		(2,722)	(274)	(1,562)	(157)
Class F-2	1,252	126		35	4		(2,008)	(203)	(721)	(73)
Class 529-A	1,833	184		73	7		(2,834)	(285)	(928)	(94)
Class 529-B	36	4		1	—	†	(361)	(36)	(324)	(32)
Class 529-C	933	94		16	2		(5,197)	(524)	(4,248)	(428)
Class 529-E	259	26		8	1		(284)	(29)	(17)	(2)
Class 529-F-1	1,050	106		30	3		(408)	(41)	672	68
Class R-1	3	—	†	4	1		(627)	(63)	(620)	(62)
Class R-2	288	29		7	1		(972)	(98)	(677)	(68)
Class R-3	246	25		11	1		(754)	(76)	(497)	(50)
Class R-4	178	18		9	1		(553)	(56)	(366)	(37)
Class R-5	970	97		40	4		(1,306)	(131)	(296)	(30)
Class R-6	145,299	14,607		5,124	514		(36,414)	(3,649)	114,009	11,472
Total net increase (decrease)	$170,544	17,145		$6,442	646		$(123,367)	(12,405)	$53,619	5,386

22	American Funds Mortgage Fund

	Sales*		Reinvestment of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2013

Class A	$78,313	7,675	$3,774	372	$(97,643)	(9,672)	$(15,556)	(1,625)
Class B	562	55	20	2	(1,166)	(116)	(584)	(59)
Class C	11,256	1,107	401	40	(16,844)	(1,669)	(5,187)	(522)
Class F-1	8,095	797	211	21	(11,907)	(1,180)	(3,601)	(362)
Class F-2	5,197	507	1,024	101	(53,663)	(5,313)	(47,442)	(4,705)
Class 529-A	6,957	684	194	19	(3,092)	(306)	4,059	397
Class 529-B	146	14	7	1	(247)	(25)	(94)	(10)
Class 529-C	3,506	346	109	11	(2,644)	(263)	971	94
Class 529-E	1,199	118	13	1	(167)	(16)	1,045	103
Class 529-F-1	2,904	287	39	3	(339)	(34)	2,604	256
Class R-1	268	26	29	3	(1,913)	(188)	(1,616)	(159)
Class R-2	1,124	111	31	3	(1,075)	(107)	80	7
Class R-3	939	92	36	3	(763)	(75)	212	20
Class R-4	491	48	22	2	(238)	(24)	275	26
Class R-5	2,511	245	182	18	(6,386)	(632)	(3,693)	(369)
Class R-6	284,100	28,032	8,890	879	(22,210)	(2,207)	270,780	26,704
Total net increase (decrease)	$407,568	40,144	$14,982	1,479	$(220,297)	(21,827)	$202,253	19,796

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,373,797,000 and $2,408,088,000, respectively, during the six months ended February 28, 2014.

10. Ownership concentration

At February 28, 2014, the fund had three shareholders, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 19%, 13% and 10%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2014[4,5]	$9.84	$.06	$.20	$.26
	Year ended 8/31/2013	10.30	(.02)	(.24)	(.26)
	Year ended 8/31/2012	10.16	.05	.34	.39
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.18	.15	.33
Class B:	Six months ended 2/28/2014[4,5]	9.83	.01	.21	.22
	Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
	Year ended 8/31/2012	10.16	(.04)	.34	.30
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.13	.15	.28
Class C:	Six months ended 2/28/2014[4,5]	9.83	.01	.21	.22
	Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
	Year ended 8/31/2012	10.16	(.04)	.34	.30
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.13	.15	.28
Class F-1:	Six months ended 2/28/2014[4,5]	9.84	.05	.21	.26
	Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
	Year ended 8/31/2012	10.16	.04	.34	.38
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.18	.15	.33
Class F-2:	Six months ended 2/28/2014[4,5]	9.85	.07	.20	.27
	Year ended 8/31/2013	10.30	(.01)	(.22)	(.23)
	Year ended 8/31/2012	10.16	.07	.34	.41
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.20	.15	.35
Class 529-A:	Six months ended 2/28/2014[4,5]	9.84	.05	.21	.26
	Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
	Year ended 8/31/2012	10.16	.04	.34	.38
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.18	.15	.33
Class 529-B:	Six months ended 2/28/2014[4,5]	9.82	.01	.21	.22
	Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
	Year ended 8/31/2012	10.16	(.05)	.34	.29
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.13	.15	.28
Class 529-C:	Six months ended 2/28/2014[4,5]	9.82	.01	.21	.22
	Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
	Year ended 8/31/2012	10.16	(.05)	.34	.29
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.13	.15	.28

24	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
$(.07)	$—	$(.07)	$10.03	2.66%	$135,544	.70%[6]		.70%[6]		1.12%[6]
(.07)	(.13)	(.20)	9.84	(2.54)	173,651	.64		.64		(.18)
(.14)	(.11)	(.25)	10.30	3.90	198,417	.65		.65		.49
(.17)	—	(.17)	10.16	3.40	87,631	.73	[6]	.66	[6]	2.21	[6]
(.03)	—	(.03)	10.02	2.25	633	1.51	[6]	1.51	[6]	.29	[6]
(.01)	(.13)	(.14)	9.83	(3.28)	859	1.44		1.44		(1.01)
(.05)	(.11)	(.16)	10.30	3.07	1,500	1.45		1.45		(.28)
(.12)	—	(.12)	10.16	2.88	773	1.50	[6]	1.43	[6]	1.63	[6]
(.03)	—	(.03)	10.02	2.23	15,682	1.56	[6]	1.56	[6]	.24	[6]
(.01)	(.13)	(.14)	9.83	(3.30)	24,868	1.47		1.47		(1.03)
(.05)	(.11)	(.16)	10.30	3.03	31,444	1.48		1.48		(.35)
(.12)	—	(.12)	10.16	2.84	14,706	1.54	[6]	1.50	[6]	1.58	[6]
(.07)	—	(.07)	10.03	2.63	5,941	.76	[6]	.76	[6]	1.06	[6]
(.07)	(.13)	(.20)	9.84	(2.59)	7,372	.69		.69		(.25)
(.13)	(.11)	(.24)	10.30	3.85	11,439	.68		.68		.42
(.17)	—	(.17)	10.16	3.37	3,020	.78	[6]	.71	[6]	2.21	[6]
(.08)	—	(.08)	10.04	2.67	8,275	.48	[6]	.48	[6]	1.35	[6]
(.09)	(.13)	(.22)	9.85	(2.27)	8,839	.45		.45		(.06)
(.16)	(.11)	(.27)	10.30	4.10	57,707	.45		.45		.66
(.19)	—	(.19)	10.16	3.57	1,741	.54	[6]	.46	[6]	2.37	[6]
(.07)	—	(.07)	10.03	2.61	10,594	.80	[6]	.80	[6]	1.03	[6]
(.07)	(.13)	(.20)	9.84	(2.63)	11,317	.74		.74		(.26)
(.13)	(.11)	(.24)	10.30	3.80	7,758	.74		.74		.32
(.17)	—	(.17)	10.16	3.36	1,320	.77	[6]	.71	[6]	2.37	[6]
(.03)	—	(.03)	10.01	2.21	156	1.62	[6]	1.62	[6]	.13	[6]
— [8]	(.13)	(.13)	9.82	(3.41)	474	1.55		1.55		(1.10)
(.04)	(.11)	(.15)	10.30	2.96	595	1.54		1.54		(.51)
(.12)	—	(.12)	10.16	2.79	146	1.64	[6]	1.54	[6]	1.44	[6]
(.03)	—	(.03)	10.01	2.20	4,468	1.64	[6]	1.64	[6]	.15	[6]
— [8]	(.13)	(.13)	9.82	(3.42)	8,588	1.55		1.55		(1.09)
(.04)	(.11)	(.15)	10.30	2.95	8,038	1.52		1.52		(.58)
(.12)	—	(.12)	10.16	2.78	581	1.63	[6]	1.57	[6]	1.53	[6]

See page 27 for footnotes.

American Funds Mortgage Fund	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-E:	Six months ended 2/28/2014[4,5]	$9.84	$.04	$.20	$.24
	Year ended 8/31/2013	10.30	(.05)	(.24)	(.29)
	Year ended 8/31/2012	10.16	.01	.34	.35
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.16	.15	.31
Class 529-F-1:	Six months ended 2/28/2014[4,5]	9.84	.06	.20	.26
	Year ended 8/31/2013	10.30	— [8]	(.25)	(.25)
	Year ended 8/31/2012	10.16	.05	.34	.39
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.19	.15	.34
Class R-1:	Six months ended 2/28/2014[4,5]	9.84	.07	.20	.27
	Year ended 8/31/2013	10.30	(.06)	(.22)	(.28)
	Year ended 8/31/2012	10.16	(.02)	.34	.32
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.13	.15	.28
Class R-2:	Six months ended 2/28/2014[4,5]	9.83	.02	.21	.23
	Year ended 8/31/2013	10.30	(.08)	(.23)	(.31)
	Year ended 8/31/2012	10.16	(.02)	.34	.32
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.14	.15	.29
Class R-3:	Six months ended 2/28/2014[4,5]	9.84	.04	.21	.25
	Year ended 8/31/2013	10.30	(.03)	(.24)	(.27)
	Year ended 8/31/2012	10.16	.02	.34	.36
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.16	.15	.31
Class R-4:	Six months ended 2/28/2014[4,5]	9.84	.06	.20	.26
	Year ended 8/31/2013	10.30	(.01)	(.24)	(.25)
	Year ended 8/31/2012	10.16	.05	.34	.39
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.18	.15	.33
Class R-5:	Six months ended 2/28/2014[4,5]	9.84	.07	.20	.27
	Year ended 8/31/2013	10.30	— [8]	(.23)	(.23)
	Year ended 8/31/2012	10.16	.07	.34	.41
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.20	.15	.35
Class R-6:	Six months ended 2/28/2014[4,5]	9.84	.07	.21	.28
	Year ended 8/31/2013	10.30	.02	(.25)	(.23)
	Year ended 8/31/2012	10.16	.07	.34	.41
	Period from 11/1/2010 to 8/31/2011[4,7]	10.00	.20	.15	.35

	Six months ended	Year ended August 31		For the period 11/1/2010[7] to
	February 28, 2014[4,5]	2013	2012	8/31/2011[4]
Portfolio turnover rate for all share classes	344%	658%	442%	240%

26	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
$(.05)	$—	$(.05)	$10.03	2.46%		$1,594	1.10%[6]		1.10%[6]		.74%[6]
(.04)	(.13)	(.17)	9.84	(2.90)		1,581	1.01		1.01		(.49)
(.10)	(.11)	(.21)	10.30	3.49		595	1.04		1.04		.02
(.15)	—	(.15)	10.16	3.13		125	1.12	[6]	1.05	[6]	2.04	[6]
(.07)	—	(.07)	10.03	2.70		4,343	.62	[6]	.62	[6]	1.23	[6]
(.08)	(.13)	(.21)	9.84	(2.45)		3,596	.54		.54		(.04)
(.14)	(.11)	(.25)	10.30	3.99		1,121	.56		.56		.53
(.18)	—	(.18)	10.16	3.49		333	.62	[6]	.57	[6]	2.43	[6]
(.09)	—	(.09)	10.02	2.79	[9]	337	.37	[6,9]	.37	[6,9]	1.39	[6,9]
(.05)	(.13)	(.18)	9.84	(2.73)[9]		946	.98	[9]	.98	[9]	(.59)[9]
(.07)	(.11)	(.18)	10.30	3.20	[9]	2,629	1.33	[9]	1.33	[9]	(.12)[9]
(.12)	—	(.12)	10.16	2.87	[9]	3,371	1.43	[6,9]	1.32	[6,9]	1.36	[6,9]
(.04)	—	(.04)	10.02	2.35	[9]	1,643	1.41	[6,9]	1.41	[6,9]	.40	[6,9]
(.03)	(.13)	(.16)	9.83	(3.10)[9]		2,283	1.21	[9]	1.21	[9]	(.75)[9]
(.07)	(.11)	(.18)	10.30	3.26	[9]	2,316	1.27	[9]	1.27	[9]	(.14)[9]
(.13)	—	(.13)	10.16	2.95	[9]	913	1.32	[6,9]	1.18	[6,9]	1.48	[6,9]
(.06)	—	(.06)	10.03	2.58	[9]	1,741	.91	[6,9]	.91	[6,9]	.91	[6,9]
(.06)	(.13)	(.19)	9.84	(2.67)[9]		2,200	.80	[9]	.80	[9]	(.34)[9]
(.11)	(.11)	(.22)	10.30	3.63	[9]	2,097	.89	[9]	.89	[9]	.23	[9]
(.15)	—	(.15)	10.16	3.18	[9]	885	1.03	[6,9]	.92	[6,9]	1.76	[6,9]
(.07)	—	(.07)	10.03	2.69		1,298	.64	[6]	.64	[6]	1.17	[6]
(.08)	(.13)	(.21)	9.84	(2.50)		1,637	.60		.60		(.13)
(.14)	(.11)	(.25)	10.30	3.91		1,437	.62		.62		.51
(.17)	—	(.17)	10.16	3.37		665	.77	[6]	.69	[6]	1.93	[6]
(.08)	—	(.08)	10.03	2.80		4,879	.43	[6]	.43	[6]	1.39	[6]
(.10)	(.13)	(.23)	9.84	(2.29)		5,079	.38		.38		.05
(.16)	(.11)	(.27)	10.30	4.14		9,114	.39		.39		.70
(.19)	—	(.19)	10.16	3.58		2,220	.49	[6]	.44	[6]	2.40	[6]
(.09)	—	(.09)	10.03	2.82		666,932	.39	[6]	.39	[6]	1.46	[6]
(.10)	(.13)	(.23)	9.84	(2.25)		541,422	.32		.32		.18
(.16)	(.11)	(.27)	10.30	4.19		291,410	.37		.37		.82
(.19)	—	(.19)	10.16	3.61		256,098	.51	[6]	.41	[6]	2.55	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed other fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period November 1, 2010, commencement of operations, through August 31, 2011.
[8]	Amount less than $.01.
[9]	Although the fund has plans of distribution for Class R-1, R-2 and R-3 shares, fees for distribution services are not paid on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

See Notes to Financial Statements

American Funds Mortgage Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2013, through February 28, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Mortgage Fund

	Beginning account value 9/1/2013	Ending account value 2/28/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,026.61	$3.52	.70%
Class A — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class B — actual return	1,000.00	1,022.52	7.57	1.51
Class B — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class C — actual return	1,000.00	1,022.34	7.82	1.56
Class C — assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class F-1 — actual return	1,000.00	1,026.30	3.82	.76
Class F-1 — assumed 5% return	1,000.00	1,021.03	3.81	.76
Class F-2 — actual return	1,000.00	1,026.67	2.41	.48
Class F-2 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A — actual return	1,000.00	1,026.09	4.02	.80
Class 529-A — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 529-B — actual return	1,000.00	1,022.07	8.12	1.62
Class 529-B — assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class 529-C — actual return	1,000.00	1,022.02	8.22	1.64
Class 529-C — assumed 5% return	1,000.00	1,016.66	8.20	1.64
Class 529-E — actual return	1,000.00	1,024.60	5.52	1.10
Class 529-E — assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class 529-F-1 — actual return	1,000.00	1,026.98	3.12	.62
Class 529-F-1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-1 — actual return	1,000.00	1,027.88	1.86	.37
Class R-1 — assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-2 — actual return	1,000.00	1,023.54	7.07	1.41
Class R-2 — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 — actual return	1,000.00	1,025.79	4.57	.91
Class R-3 — assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 — actual return	1,000.00	1,026.92	3.22	.64
Class R-4 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 — actual return	1,000.00	1,027.95	2.16	.43
Class R-5 — assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-6 — actual return	1,000.00	1,028.20	1.96	.39
Class R-6 — assumed 5% return	1,000.00	1,022.86	1.96	.39

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	29

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30	American Funds Mortgage Fund

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American Funds Mortgage Fund	31

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32	American Funds Mortgage Fund

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American Funds Mortgage Fund	33

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34	American Funds Mortgage Fund

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American Funds Mortgage Fund	35

Office of the fund

One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2014, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund® Investment portfolio February 28, 2014 unaudited

Bonds, notes & other debt instruments 89.11%
Mortgage-backed obligations 64.83%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 58.46%	(000)	(000)

Fannie Mae 3.307% 2017[2]	$ 333	$ 355
Fannie Mae 3.50% 2026	964	1,022
Fannie Mae 4.50% 2026	4,064	4,412
Fannie Mae 2.50% 2027	606	611
Fannie Mae 2.50% 2027	290	292
Fannie Mae 2.50% 2028	4,996	5,029
Fannie Mae 3.00% 2028	12,888	13,377
Fannie Mae 2.50% 2033	4,741	4,622
Fannie Mae 2.50% 2033	1,277	1,244
Fannie Mae 3.00% 2033	1,430	1,394
Fannie Mae 5.50% 2039	200	221
Fannie Mae 3.251% 2040[2]	1,764	1,891
Fannie Mae 3.553% 2040[2]	915	980
Fannie Mae 4.191% 2040[2]	805	858
Fannie Mae 5.00% 2040	2,473	2,662
Fannie Mae 5.00% 2040	2,057	2,224
Fannie Mae 3.42% 2041[2]	1,127	1,190
Fannie Mae 3.519% 2041[2]	319	334
Fannie Mae 3.782% 2041[2]	2,172	2,327
Fannie Mae 3.00% 2042	28,610	27,880
Fannie Mae 3.00% 2042	3,336	3,251
Fannie Mae 3.50% 2042	4,914	4,991
Fannie Mae 3.50% 2042	2,017	2,048
Fannie Mae 2.275% 2043	211	189
Fannie Mae 2.275% 2043	137	123
Fannie Mae 2.275% 2043	129	116
Fannie Mae 2.275% 2043	121	108
Fannie Mae 2.275% 2043	120	107
Fannie Mae 2.275% 2043	92	83
Fannie Mae 2.514% 2043[2]	1,044	1,042
Fannie Mae 2.525% 2043	356	332
Fannie Mae 2.525% 2043	301	281
Fannie Mae 2.525% 2043	240	224
Fannie Mae 2.525% 2043	192	180
Fannie Mae 2.525% 2043	175	163
Fannie Mae 2.525% 2043	158	147
Fannie Mae 2.525% 2043	144	134
Fannie Mae 2.525% 2043	136	127
Fannie Mae 2.525% 2043	132	123
Fannie Mae 2.525% 2043	116	108
Fannie Mae 2.525% 2043	113	105
Fannie Mae 2.525% 2043	106	99
Fannie Mae 2.525% 2043	94	88
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 2.525% 2043	$ 90	$ 84
Fannie Mae 2.525% 2043	90	84
Fannie Mae 2.525% 2043	90	84
Fannie Mae 2.525% 2043	77	72
Fannie Mae 2.525% 2043	77	72
Fannie Mae 2.525% 2043	75	70
Fannie Mae 2.525% 2043	70	65
Fannie Mae 2.775% 2043	844	788
Fannie Mae 2.775% 2043	491	459
Fannie Mae 2.775% 2043	449	419
Fannie Mae 2.775% 2043	419	391
Fannie Mae 2.775% 2043	398	371
Fannie Mae 2.775% 2043	393	366
Fannie Mae 2.775% 2043	376	351
Fannie Mae 2.775% 2043	236	220
Fannie Mae 2.775% 2043	162	151
Fannie Mae 2.775% 2043	147	137
Fannie Mae 2.775% 2043	143	133
Fannie Mae 2.775% 2043	134	125
Fannie Mae 2.775% 2043	130	121
Fannie Mae 2.775% 2043	115	107
Fannie Mae 2.775% 2043	111	104
Fannie Mae 2.775% 2043	110	102
Fannie Mae 2.775% 2043	61	57
Fannie Mae 2.775% 2043	55	52
Fannie Mae 3.00% 2043	23,592	22,990
Fannie Mae 3.00% 2043	22,914	22,329
Fannie Mae 3.00% 2043	12,761	12,435
Fannie Mae 3.00% 2043	9,957	9,703
Fannie Mae 3.00% 2043	7,978	7,774
Fannie Mae 3.00% 2043	5,042	4,913
Fannie Mae 3.00% 2043	4,488	4,373
Fannie Mae 3.00% 2043	3,205	3,124
Fannie Mae 3.00% 2043	2,500	2,436
Fannie Mae 3.00% 2043	1,992	1,941
Fannie Mae 3.00% 2043	1,485	1,447
Fannie Mae 3.025% 2043	387	377
Fannie Mae 3.025% 2043	282	275
Fannie Mae 3.025% 2043	233	227
Fannie Mae 3.025% 2043	210	204
Fannie Mae 3.025% 2043	185	180
Fannie Mae 3.025% 2043	151	147
Fannie Mae 3.025% 2043	122	119
Fannie Mae 3.025% 2043	120	117
Fannie Mae 3.025% 2043	112	109
Fannie Mae 3.025% 2043	98	96
Fannie Mae 3.025% 2043	97	94
Fannie Mae 3.025% 2043	95	92
Fannie Mae 3.025% 2043	92	90
Fannie Mae 3.025% 2043	85	83
Fannie Mae 3.025% 2043	49	48
Fannie Mae 3.275% 2043	240	234
Fannie Mae 3.275% 2043	199	194
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 3.275% 2043	$ 174	$ 170
Fannie Mae 3.275% 2043	138	135
Fannie Mae 3.275% 2043	130	127
Fannie Mae 3.275% 2043	130	126
Fannie Mae 3.275% 2043	79	77
Fannie Mae 3.275% 2043	67	65
Fannie Mae 3.275% 2043	36	35
Fannie Mae 3.50% 2043	13,192	13,412
Fannie Mae 4.00% 2043	9,894	10,286
Fannie Mae 4.00% 2043	8,771	9,235
Fannie Mae 4.00% 2043	7,914	8,331
Fannie Mae 3.00% 2044	8,000	7,773
Fannie Mae 3.50% 2044	19,200	19,467
Fannie Mae 4.50% 2044	13,800	14,824
Fannie Mae 3.50% 2053	2,950	2,932
Government National Mortgage Assn. 4.00% 2032	1,336	1,380
Government National Mortgage Assn. 4.00% 2032	985	1,029
Government National Mortgage Assn. 6.50% 2032	2,496	2,813
Government National Mortgage Assn. 5.00% 2035	1,635	1,811
Government National Mortgage Assn. 3.75% 2037	913	933
Government National Mortgage Assn. 6.50% 2037	348	394
Government National Mortgage Assn. 5.00% 2038	1,019	1,121
Government National Mortgage Assn. 6.50% 2038	931	1,056
Government National Mortgage Assn. 6.50% 2038	484	548
Government National Mortgage Assn. 6.50% 2038	315	358
Government National Mortgage Assn. 4.50% 2039	1,095	1,191
Government National Mortgage Assn. 6.00% 2039	12,366	14,033
Government National Mortgage Assn. 3.50% 2040[2]	8,925	9,382
Government National Mortgage Assn. 3.50% 2040	1,328	1,371
Government National Mortgage Assn. 4.50% 2040	387	410
Government National Mortgage Assn. 5.50% 2040	11,418	12,905
Government National Mortgage Assn. 3.50% 2041	1,007	1,040
Government National Mortgage Assn. 4.00% 2041	1,481	1,529
Government National Mortgage Assn. 4.50% 2041	4,129	4,515
Government National Mortgage Assn. 4.50% 2041	2,707	2,947
Government National Mortgage Assn. 4.50% 2041	1,896	2,006
Government National Mortgage Assn. 4.50% 2041	1,730	1,830
Government National Mortgage Assn. 4.50% 2041	1,525	1,665
Government National Mortgage Assn. 4.50% 2041	1,468	1,602
Government National Mortgage Assn. 5.00% 2041	7,372	8,116
Government National Mortgage Assn. 5.00% 2041	3,564	3,806
Government National Mortgage Assn. 6.50% 2041	1,407	1,544
Government National Mortgage Assn. 2.75% 2042	974	926
Government National Mortgage Assn. 2.75% 2042	945	899
Government National Mortgage Assn. 2.75% 2042	544	517
Government National Mortgage Assn. 2.75% 2042	496	472
Government National Mortgage Assn. 2.75% 2042	478	455
Government National Mortgage Assn. 2.75% 2042	475	451
Government National Mortgage Assn. 2.75% 2042	78	75
Government National Mortgage Assn. 3.50% 2042	1,077	1,112
Government National Mortgage Assn. 3.50% 2042	967	999
Government National Mortgage Assn. 4.00% 2042	3,768	4,002
Government National Mortgage Assn. 4.00% 2042	1,494	1,559
Government National Mortgage Assn. 4.00% 2042	1,409	1,497
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 4.00% 2042	$ 977	$ 1,039
Government National Mortgage Assn. 4.50% 2042	3,081	3,363
Government National Mortgage Assn. 3.50% 2043	1,347	1,390
Government National Mortgage Assn. 3.50% 2043	1,259	1,299
Government National Mortgage Assn. 4.00% 2043	6,069	6,447
Government National Mortgage Assn. 4.00% 2043	3,353	3,483
Government National Mortgage Assn. 4.50% 2043	13,636	14,838
Government National Mortgage Assn. 4.692% 2061	2,046	2,249
Government National Mortgage Assn. 4.70% 2061	2,015	2,206
Government National Mortgage Assn. 4.72% 2061	965	1,055
Government National Mortgage Assn. 4.771% 2061	1,102	1,206
Government National Mortgage Assn. 4.774% 2061	1,031	1,130
Government National Mortgage Assn. 4.669% 2063	1,850	2,032
Freddie Mac 3.00% 2026	1,025	1,063
Freddie Mac 5.50% 2037	598	657
Freddie Mac 5.50% 2037	133	146
Freddie Mac 5.00% 2038	1,652	1,804
Freddie Mac 5.50% 2038	391	430
Freddie Mac 6.00% 2038	664	738
Freddie Mac 3.828% 2039[2]	1,019	1,093
Freddie Mac 5.50% 2039	743	816
Freddie Mac 6.00% 2039	641	713
Freddie Mac 3.087% 2040[2]	172	182
Freddie Mac 2.836% 2041[2]	264	279
Freddie Mac 3.223% 2041[2]	1,928	2,043
Freddie Mac 3.397% 2041[2]	201	212
Freddie Mac 4.00% 2041	635	665
Freddie Mac 5.00% 2041	1,016	1,111
Freddie Mac 2.566% 2042[2]	952	955
Freddie Mac 2.351% 2043[2]	8,749	8,638
Freddie Mac 3.00% 2043	28,147	27,366
Freddie Mac 3.00% 2043	12,954	12,594
Freddie Mac 4.00% 2043	11,814	12,417
Freddie Mac 4.00% 2043	6,202	6,504
Freddie Mac 4.00% 2043	3,102	3,260
Freddie Mac 4.00% 2043	2,463	2,583
Freddie Mac 4.00% 2043	2,331	2,450
Freddie Mac 4.00% 2043	851	894
Freddie Mac 4.00% 2043	817	857
Freddie Mac 4.00% 2043	584	613
Freddie Mac 4.00% 2043	545	571
Freddie Mac 4.00% 2043	463	485
Freddie Mac 4.00% 2043	446	468
Freddie Mac 4.00% 2043	244	256
Freddie Mac 4.00% 2043	196	205
Freddie Mac 4.00% 2043	139	145
National Credit Union Administration, Series 2010-R2, Class 1A, 0.528% 2017[2]	63	63
National Credit Union Administration, Series 2011-R3, Class 1A, 0.556% 2020[2]	174	175
National Credit Union Administration, Series 2011-R2, Class 1A, 0.558% 2020[2]	232	233
National Credit Union Administration, Series 2011-R1, Class 1A, 0.608% 2020[2]	137	138
		505,083
Commercial mortgage-backed securities[1] 3.57%

ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.873% 2046[2]	3,043	3,337
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	4,232	4,629
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.722% 2043[2]	3,924	4,290
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[1] (continued)	(000)	(000)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[2]	$ 387	$ 424
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	3,322	3,632
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	3,390	3,420
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	937	1,025
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.704% 2038[2]	466	509
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.706% 2040[2]	580	656
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	1,026	1,161
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	1,158	1,258
Aventura Mall Trust, Series A, 3.743% 2032[2,3]	1,000	1,048
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3]	980	1,029
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	951	1,021
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.65% 2042[2]	888	1,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	898	983
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	860	941
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	450	493
		30,858
Other mortgage-backed obligations[1] 2.80%

Westpac Banking Corp. 1.375% 2015[3]	500	506
Westpac Banking Corp. 2.45% 2016[3]	375	390
Westpac Banking Corp. 1.25% 2018[3]	600	595
Westpac Banking Corp. 1.85% 2018[3]	900	898
Westpac Banking Corp. 1.375% 2019[3]	700	689
Sparebank 1 Boligkreditt AS 2.625% 2017[3]	400	416
Sparebank 1 Boligkreditt AS 2.30% 2018[3]	550	569
Sparebank 1 Boligkreditt AS 1.25% 2019[3]	1,000	980
Sparebank 1 Boligkreditt AS 1.75% 2020[3]	1,125	1,089
National Australia Bank 2.00% 2017[3]	500	512
National Australia Bank 1.25% 2018[3]	420	414
National Australia Bank 2.00% 2019[3]	825	822
UBS AG 1.875% 2015[3]	400	405
UBS AG 0.75% 2017[3]	700	702
UBS AG 2.25% 2017[3]	450	467
Royal Bank of Canada 1.125% 2017	750	756
Royal Bank of Canada 2.00% 2019	700	708
Swedbank AB 2.125% 2016[3]	325	335
Swedbank AB 2.95% 2016[3]	300	314
Swedbank AB 1.375% 2018[3]	700	693
Bank of Montreal 1.30% 2014[3]	550	554
Bank of Montreal 2.625% 2016[3]	650	676
Bank of Nova Scotia 1.25% 2014[3]	400	403
Bank of Nova Scotia 2.15% 2016[3]	350	361
Bank of Nova Scotia 1.75% 2017[3]	425	435
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3]	500	504
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3]	500	519
Barclays Bank PLC 2.50% 2015[3]	550	567
Barclays Bank PLC 2.25% 2017[3]	375	388
Commonwealth Bank of Australia 0.75% 2017[3]	500	501
Commonwealth Bank of Australia 2.25% 2017[3]	425	439
Northern Rock PLC 5.625% 2017[3]	725	824
HSBC Bank PLC 1.625% 2015[3]	700	704
DNB ASA 1.45% 2019[3]	700	695
Skandinaviska Enskilda 1.375% 2018[3]	700	691
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3]	600	601
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed obligations[1] (continued)	(000)	(000)

Credit Suisse Group AG 2.60% 2016[3]	$ 500	$ 521
Nordea Eiendomskreditt AS 2.125% 2017[3]	500	515
Stadshypotek AB 1.875% 2019[3]	525	515
Canadian Imperial Bank of Commerce 2.75% 2016[3]	400	417
Toronto-Dominion Bank 1.625% 2016[3]	400	409
National Bank of Canada 2.20% 2016[3]	350	362
Caisse Centrale Desjardins 1.60% 2017[3]	350	357
		24,218
Total mortgage-backed obligations		560,159
U.S. Treasury bonds & notes 12.10%
U.S. Treasury 8.26%

U.S. Treasury 2.375% 2020	9,950	10,135
U.S. Treasury 2.50% 2023[5]	5,000	4,960
U.S. Treasury 2.75% 2023	34,400	34,754
U.S. Treasury 2.875% 2043	6,100	5,289
U.S. Treasury 3.625% 2043	12,000	12,078
U.S. Treasury 3.75% 2043	4,000	4,119
		71,335
U.S. Treasury inflation-protected securities[4] 3.84%

U.S. Treasury Inflation-Protected Security 0.50% 2015	12,905	13,233
U.S. Treasury Inflation-Protected Security 0.125% 2022	2,300	2,281
U.S. Treasury Inflation-Protected Security 0.125% 2023	5,270	5,156
U.S. Treasury Inflation-Protected Security 1.375% 2044	12,345	12,545
		33,215
Total U.S. Treasury bonds & notes		104,550
Federal agency bonds & notes 11.11%

Freddie Mac 0.375% 2014	5,850	5,851
Freddie Mac 1.00% 2017	575	576
Freddie Mac 1.25% 2019	2,330	2,252
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	360	364
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[1]	168	172
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	548	550
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	199	204
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	850	870
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	350	361
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[1]	236	250
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	575	567
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	535	528
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	475	479
Freddie Mac, Series KGRP, Class A, multifamily 0.548% 2020[1,2]	2,865	2,872
Freddie Mac, Series KF02, Class A3, multifamily 0.798% 2020[1,2]	7,614	7,645
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	279	286
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[1]	360	377
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	2,459	2,574
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[1,2]	475	494
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	228	242
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	460	454
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	$ 425	$ 429
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	580	571
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[1]	286	285
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	611	607
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[1]	2,050	1,958
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	575	552
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	2,555	2,464
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	2,005	1,935
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[1]	705	684
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	832	862
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	594	614
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	739	767
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,275	1,236
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[1]	846	861
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	700	706
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[1,2]	1,257	1,279
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	7,596	7,745
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	4,250	4,329
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	600	614
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[1,2]	4,000	4,104
Freddie Mac, Series K036, Class A-2, multifamily 3.527% 2023[1,2]	570	587
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[1,2]	535	554
Fannie Mae 0.375% 2016	10,400	10,384
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	1,155	1,156
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	550	550
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	525	526
Fannie Mae, Series 2014-M-1, multifamily 2.323% 2018[1,2]	12,000	12,290
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[1]	426	427
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	700	688
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	425	421
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	425	430
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	690	694
Fannie Mae, Series 2014-M-1, multifamily 3.396% 2023[1,2]	825	833
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[1,2]	1,630	1,665
Federal Farm Credit Banks 0.156% 2017[2]	2,292	2,292
Tennessee Valley Authority 1.875% 2022	1,650	1,526
Federal Home Loan Bank 5.50% 2036	300	366
		95,959
Municipals 1.07%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	1,194	1,072
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	1,241	1,121
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	1,345	1,429
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	950	1,069
State of Washington, Housing Finance Commission, Single-family Program Bonds,
Series 2014-1-N, 3.00% 2037	600	626
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	150	156
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	695	731
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	$ 727	$ 668
State of Georgia, Housing and Finance Authority, Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	540	561
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	615	558
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	470	509
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	315	343
State of Connecticut, Housing Finance Authority, Housing Mortgage Finance Program Revenue Refunding Bonds,
Series 2013-B-2, 4.00% 2032	250	271
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, AMT, 5.15% 2034	150	154
		9,268
Total bonds, notes & other debt instruments (cost: $760,342,000)		769,936
Short-term securities 14.75%

Federal Home Loan Bank 0.064%–0.13% due 3/19–11/14/2014	30,500	30,492
Wal-Mart Stores, Inc. 0.05% due 3/18–3/24/2014[3]	23,000	22,999
Emerson Electric Co. 0.08%–0.11% due 3/20–5/16/2014[3]	19,300	19,297
PepsiCo Inc. 0.05% due 3/13/2014[3]	11,800	11,800
Google Inc. 0.07% due 3/11/2014[3]	8,500	8,500
Cisco Systems, Inc. 0.07% due 3/20/2014[3]	7,400	7,399
Medtronic Inc. 0.10% due 3/6/2014[3]	7,200	7,200
Coca-Cola Co. 0.11% due 3/21/2014[3]	7,000	7,000
Parker-Hannifin Corp. 0.06% due 4/8/2014[3]	6,500	6,499
Chevron Corp. 0.07% due 4/16/2014[3]	6,300	6,299
Total short-term securities (cost: $127,485,000)		127,485
Total investment securities (cost: $887,827,000)		897,421
Other assets less liabilities		(33,361)
Net assets		$864,060

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $125,244,000, which represented 14.49% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $936,000, which represented ..11% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-042-0414O-S37629

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: April 30, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2014